497(e)
                                                                         2-30070

AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 27, 2006 TO THE MAY 1, 2006 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

SIMPLE IRA SERIES 400 CONTRACTS OFFERED IN THE STATE OF UTAH ONLY (THE
"MODIFIED CONTRACT")
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This Supplement modifies certain information contained in the above-referenced Prospectus and SAI, as supplemented to date (together, the "Prospectus"), as it relates to the Modified Contract offered by AXA Equitable Life Insurance Company ("AXA Equitable").

For SIMPLE IRA contract series 400 issued on or after November 27, 2006:

The following information is added to the state table in "Appendix IV: State contract availability and/or variations of certain features and benefits" of the Prospectus:



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State    Features and benefits                      Contract type/Series/ Effective Date      Availability or variation
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Utah     See "Withdrawal charge" in "Fees and       The change applies to SIMPLE IRA          The amount of the withdrawal charge we
         charges" under "EQUI-VEST(R)               contract series 400 issued on or after    deduct is equal to 6% of contributions
         employer-sponsored retirement programs     November 27, 2006.                        withdrawn that exceed the 10% free
         at a glance -- key features;" and                                                    withdrawal amount, that were made in
         "Withdrawal charge for series 300 and                                                the current and four prior contracts
         400 contracts" under "Charges and                                                    years and 5% of contributions
         expenses"                                                                            withdrawn that were made in the
                                                                                              contract year immediately preceding
                                                                                              the four prior contract years.
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888-1389 (11/06)                   Copyright 2006. AXA Equitable Life Insurance Company                      Cat. No. 136611 (11/06)
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